Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments (Tables) [Abstract]
Schedule of Non-derivative financial instruments

19.2         Non-derivative financial instruments and leniency agreement (Note 23.3)

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2017	2016	2017	2016

Cash and cash equivalents	6
Cash and banks				1,428,766	2,178,611	1,428,766	2,178,611
Financial investments in Brazil		Loans and receivables		1,706,784	2,914,685	1,706,784	2,914,685
Financial investments abroad		Held-for-trading	Level 2	639,543	1,608,568	639,543	1,608,568
				3,775,093	6,701,864	3,775,093	6,701,864

Financial investments	7
Letras financeiras do tesouro - LFT		Held-for-trading	Level 2	1,816,889	755,712	1,816,889	755,712
Time deposit investments		Loans and receivables	Level 2	440,616	434,015	440,616	434,015
Other		Held-for-trading	Level 2	39,739	756	39,739	756
				2,297,244	1,190,483	2,297,244	1,190,483

Trade accounts receivable	8	Loans and receivables		3,318,692	1,704,373	3,318,692	1,704,373

Trade payables		Other financial liabilities		5,058,796	6,746,822	5,058,796	6,746,822

Borrowings	15	Other financial liabilities
Foreign currency - Bond			Level 1	20,082,588	14,216,539	21,230,567	12,509,981
Foreign currency - other borrowings			Level 2	2,344,649	4,159,341	2,228,608	4,020,769
Local currency			Level 2	1,224,772	5,166,602	1,039,873	3,991,892
				23,652,009	23,542,482	24,499,048	20,522,642

Braskem Idesa borrowings	16	Other financial liabilities	Level 2	9,784,388	10,541,948	8,675,711	9,322,409

Debentures	17	Other financial liabilities	Level 2	313,324		313,324

Loan ton non-controlling shareholder of Braskem Idesa		Other financial liabilities		1,756,600	1,620,519	1,756,600	1,620,519

Leniency agreement	23.3			2,004,590	2,853,230	2,004,590	2,853,230

Other payables (BNDESPAR)		Other financial liabilities			176,846		176,846

Schedule of Financial hedge instruments designated and not designated for hedge accounting

19.3.1     Changes

						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2016	fair value	settlement	2017

Hedge accounting transactions	0
Dollar put and call options	19.3.1 (a.i)	Level 2				(4,184)	391		(3,793)
Exchange swap	19.3.1 (a.ii)	Level 2	CDI	Dollar+Interests		857,099	(46,820)	(810,279)
Interest rate swaps	0	Level 2	Libor	Fixed rates	281,496	(266)	3,394	(28,919)	(25,791)
					281,496	852,649	(43,035)	(839,198)	(29,584)

Derivatives operations
Current assets						(8,387)			(3,793)
Non-current assets						(29,308)			(32,666)
Current liabilities						29,042			6,875
Non-current liabilities						861,302
						852,649			(29,584)

Schedule of Exchange rate swap linked to NCEs

 (a.ii)    Exchange rate swap linked to NCEs

Identification			Maturity
		Hedge		Fair value
	Nominal value	Financial charges for year		2017	2016
Swap NCE I to III	400,000	Exchange variation + 6,15%	August-2019		438,201
Swap NCE IV to VII	450,000	Exchange variation + 4,93% to 7,90%	April-2019		418,898
Total	850,000				857,099

Derivatives operations
Current assets					(4,203)
Non-Current liabilities					861,302
Total					857,099

Schedule of Future exports in U.S. dollars

Therefore, on December 31, 2017, exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2019	733,980
2020	724,000
2021	716,000
2022	719,000
2023	718,371
2024	688,854
2028	1,250,000
5,550,205

The following table shows the changes in financial instruments designated for this hedge

The following table shows the changes in financial instruments designated for this hedge in the period:

				US$
		Hedge
	2016	discontinued	Designations	2017

Designated balance	5,301,099	1,000,894	1,250,000	5,550,205

Schedule of maturities of financial liabilities designated

On December 31, 2017, the maturities of financial liabilities designated, within the scope of the consolidated balance sheet, were as follows:

Total nominal value
US$

2019	733,980
2020	724,000
2021	716,000
2022	719,000
2023	718,372
2024	688,853
2028	1,250,000
5,550,205

Exchange variation on the discontinued amount, which is recorded under Shareholders' Equity as “Other comprehensive income” will be taken to net financial income (expenses)

Considering the cash generation in recent quarters, the Management of the Company believed it was appropriate to advance the payment of dollar-denominated obligations, including liabilities designated for this hedge. As a result of the decision, the amount of US$787,893 was discontinued prospectively. Exchange variation on the discontinued amount, which is recorded under Shareholders' Equity as “Other comprehensive income” will be taken to net financial income (expenses) as of January 2018, as the hedged exports are realized.

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - First quarter 2018	189,325	2.0017	3.3082	247,353
Hedge descontinued - Second quarter 2018	208,405	2.0017	3.2769	265,758
Hedge descontinued - Third quarter 2018	193,190	2.0017	3.3080	252,364
Hedge descontinued - Fourth quarter 2018	196,973	2.0017	3.3080	257,306
	787,893			1,022,781

The following table provides the balances of exchange variation recognized in the Company's net financial income (expenses) due to the realization of exports designated for this hedge

The following table provides the balances of exchange variation recognized in the Company's net financial income (expenses) due to the realization of exports designated for this hedge in the 12-month period ended December 31, 2017:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	201,277	2.0017	3.2400	249,241
Second quarter	208,135	2.0017	3.2015	249,720
Third quarter	207,273	2.0017	3.3302	275,362
Fourth quarter	213,000	2.0017	3.1684	248,507
	829,685			1,022,830

Schedule of changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange		Net
	variation	IR and CSL	effect

At December 31, 2016	(7,439,927)	2,529,575	(4,910,352)

Exchange variation recorded in the period on OCI / IR and CSL	(397,045)	134,995	(262,050)

Exchange variation transferred to profit or loss / IR and CSL	1,022,830	(347,762)	675,068

At December 31, 2017	(6,814,142)	2,316,808	(4,497,334)

The quarterly schedule of hedged exports

The realizations expected for 2018 will occur through the payments of financial instruments in conformity with exports made, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. For all quarters of the year, realizations will be realized at the discounted cash flow rates. The quarterly schedule of hedged exports in 2018 follows:

Total nominal
value US$

First quarter	189,325
Second quarter	208,405
Third quarter	193,190
Fourth quarter	196,973
787,893

Schedule of hedged sales and the maturities of financial liabilities

As of December 31, 2017, designated and unrealized sales were as follows:

Nominal value
US$

2018	221,790
2019	229,270
2020	266,690
2021	303,392
2022	253,204
2023	333,093
2024	359,559
2025	357,903
2026	309,240
2027	152,103
2028	124,654
2029	31,164
2,942,062

The following table shows the changes in financial instruments designated for this hedge in the year

The following table shows the changes in financial instruments designated for this hedge in the period:

				US$
		Sales in	Hedge
	2016	the year	discontinued	2017

Designated balance	3,113,173	(183,252)	325	2,930,246

Schedule of maturities of designated financial liabilities

In 2017, the maturities of designated financial liabilities were distributed as follows:

Nominal value
US$

2018	221,390
2019	228,850
2020	266,187
2021	302,816
2022	252,723
2023	332,458
2024	358,873
2025	357,221
2026	308,650
2027	150,419
2028	124,347
2029	26,312
2,930,246

The following table provides the balance of exchange variation of the discontinued amount net of realization already occurred in the year, which is recorded in Braskem Idesa's shareholders' equity

The following table provides the balance of exchange variation of the discontinued amount net of realization already occurred in the period ended December 31, 2017 (US$325), which is recorded in Braskem Idesa's shareholders' equity under “Other comprehensive income” and will be transferred to financial income (expenses) according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge descontinued	11,816	13.4541	17.9915	53,614	9,013
				53,614	9,013

The following table provides the balances of exchange variation recognized in Braskem Idesa's financial income (expenses)

The following table provides the balances of exchange variation recognized in Braskem Idesa's financial income (expenses) due to the realization of sales designated for this hedge in the 12-month period ended December 31, 2017:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	29,174	13.6649	20.6059	202,497	30,917
Second quarter	47,896	13.6560	18.8998	251,157	42,992
Third quarter	52,293	13.6536	17.8492	219,401	38,919
Fourth quarter	53,889	13.6537	19.1186	294,498	50,868
	183,252			967,553	163,696

Schedule of changes in foreign exchange variation and Income Tax and Social Contribution

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	IR	effect

At December 31, 2016	(4,182,052)	1,255,350	(2,926,702)

Exchange variation recorded in the period on OCI / IR	472,717	(141,815)	330,902

Exchange variation transferred to profit or loss / IR	163,696	(49,109)	114,587

At December 31, 2017	(3,545,639)	1,064,426	(2,481,213)

Schedule of quarterly schedule of hedged exports

The realizations expected for 2018 will occur in accordance with the payments under the project finance, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2018:

Nominal value
US$

First quarter	53,889
Second quarter	55,137
Third quarter	56,382
Fourth quarter	56,382
221,790

Schedule of credit ratings for the domestic market

On December 31, 2017, the credit ratings for the domestic market were as follows:

				(%)
			2017	2016
1	Minimum risk		18.84	8.92
2	Low risk		50.84	39.98
3	Moderate risk		13.33	30.51
4	High risk		13.40	16.48
5	Very high risk	(i)	3.59	4.11

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of Default indicators for the years ended	Default indicators:
	Last 12 months
	Domestic market	Export market

December 31, 2017	0.08%	0.19%
December 31, 2016	0.18%	0.04%
December 31, 2015	0.39%	0.70%

Schedule of Braskem's Financial Policy

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, held for trading and borrowings and receivables, Braskem uses the risk rating of agencies Standard & Poor's, Moody's and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2017	2016
Financial assets with risk assessment
AAA		3,569,392	3,871,105
AA+		27,094	241,359
AA		8,047	5,370
AA-		209,389	654,232
A+		1,465,107	2,426,078
A		349,823	364,198
A-			209,175
BBB+		453,367	116,987
		6,082,219	7,888,504
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	5,882	3,843
		5,882	3,843

Total		6,088,101	7,892,347

(i)       Investments approved by the Management of the Company, in accordance with the financial policy.

Schedule of Possible and extreme adverse scenarios

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	(191,889)	(4,959,133)	(9,918,266)
Working capital / other	(12,358)	(319,367)	(638,734)
Export credit notes	(6,577)	(169,974)	(339,948)
Braskem Idesa borrowings	(93,750)	(2,422,863)	(4,845,725)
Export prepayments	(3,209)	(82,925)	(165,850)
Dollar put and call options	(4,117)	(176,990)	(844,927)
Financial investments abroad	18,405	475,644	951,287

Selic interest rate
BNDES	277	(1,999)	(4,101)

Libor floating interest rate
Working capital / structured operations	(3,265)	(16,325)	(32,650)
Export prepayments	(1,643)	(8,216)	(16,433)
Swaps	12,615	38,103	96,667
Braskem Idesa borrowings	(76,187)	(380,933)	(761,865)

CDI interest rate
Swaps NCE	12,208	(27,340)	(61,117)
Debentures	25,657	(277)	(15,308)
Financial investments in local currency	(9,138)	63,988	128,016

IPCA interest rate
Debentures	(33,625)	(20,015)	(40,873)

TJLP interest rate
Other government agents	14	(95)	(192)
BNDES	210	(1,443)	(2,929)

Brazilian real/Euro exchange rate
Working capital / other	2,126	(13,896)	(27,792)